Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth the compensation information of our principal executive officer (the “PEO”) and the average compensation information of our other named executive officers (“non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of fiscal year 2025, fiscal year 2024 and fiscal year 2023. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the CD&A in this proxy statement.

Year	Summary Compensation Table Total for PEO(1)	Compensation “Actually Paid” to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation “Actually Paid” to non- PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income(6)
2025	$1,853,374	$2,695,627	$827,687	$1,044,729	$186.85	$12,230
2024	$2,251,043	$4,758,685	$876,231	$1,780,074	$198.19	$4,556
2023	$1,074,557	$1,849,004	$597,638	$832,497	$95.03	$367

(1)
Reflects total compensation reported for Daniel J. Thoren (our PEO) as reported in the Summary Compensation Table for the corresponding fiscal year. Mr. Thoren has served as our Chief Executive Officer since September 2021.
(2)
The dollar amounts reported represent the amount of compensation “actually paid” to our PEO in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to our PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for fiscal year 2025 for our PEO pursuant to the SEC’s rules to determine Compensation “Actually Paid” to PEO:

PEO
2025
Summary Compensation Table Total for PEO	$1,853,374
Adjustments for defined benefit pension plan
(Deduct): Aggregate change in actuarial present value included in Summary Compensation Table Total for the covered fiscal year	—
Add: Service cost for the covered fiscal year	—
Add: Prior service cost for the covered fiscal year	—
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$850,024
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,437,657
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$142,338
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$112,282
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to PEO	$2,695,627

(3)
Reflects the average compensation information for the non-PEO NEOs as a group based on total compensation reported in the Summary Compensation Table for the corresponding year. The non-PEO NEOs for fiscal years 2025 and 2024 were Christopher J. Thome, Alan E. Smith and Matthew J. Malone, and the non-PEO NEOs for fiscal year 2023 were Christopher J. Thome and Matthew J. Malone.
(4)
The dollar amounts reported represent the average amount of compensation “actually paid” to the non-PEO NEOs in the applicable year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for fiscal year 2025 for non-PEO NEOs pursuant to the SEC’s rules to determine Average Compensation “Actually Paid” to non-PEO NEOs:

Other Non-PEO NEOs (Average)
2025
Summary Compensation Table Total for Non-PEO NEOs	$827,687
Adjustments for stock awards and option awards
Deduct: Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$215,999
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$365,322
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$61,445
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$6,274
Deduct: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to Non-PEO NEOs	$1,044,729

(5)
Total Stockholder Return (“TSR”) is cumulative for the measurement periods calculated in accordance with Item 201(e) of Regulation S-K. Cumulative Company TSR is calculated by dividing the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Named Executive Officers, Footnote
(1)
Reflects total compensation reported for Daniel J. Thoren (our PEO) as reported in the Summary Compensation Table for the corresponding fiscal year. Mr. Thoren has served as our Chief Executive Officer since September 2021.
(3)
Reflects the average compensation information for the non-PEO NEOs as a group based on total compensation reported in the Summary Compensation Table for the corresponding year. The non-PEO NEOs for fiscal years 2025 and 2024 were Christopher J. Thome, Alan E. Smith and Matthew J. Malone, and the non-PEO NEOs for fiscal year 2023 were Christopher J. Thome and Matthew J. Malone.

Adjustment To PEO Compensation, Footnote

PEO
2025
Summary Compensation Table Total for PEO	$1,853,374
Adjustments for defined benefit pension plan
(Deduct): Aggregate change in actuarial present value included in Summary Compensation Table Total for the covered fiscal year	—
Add: Service cost for the covered fiscal year	—
Add: Prior service cost for the covered fiscal year	—
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$850,024
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,437,657
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$142,338
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$112,282
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to PEO	$2,695,627

Non-PEO NEO Average Total Compensation Amount	$ 827,687	$ 876,231	$ 597,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,044,729	1,780,074	832,497
Adjustment to Non-PEO NEO Compensation Footnote

Other Non-PEO NEOs (Average)
2025
Summary Compensation Table Total for Non-PEO NEOs	$827,687
Adjustments for stock awards and option awards
Deduct: Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$215,999
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$365,322
Add: Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$61,445
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$6,274
Deduct: Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to Non-PEO NEOs	$1,044,729

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 186.85	198.19	95.03
Net Income (Loss)	$ 12,230,000	4,556,000	367,000
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Total Stockholder Return (“TSR”) is cumulative for the measurement periods calculated in accordance with Item 201(e) of Regulation S-K. Cumulative Company TSR is calculated by dividing the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
Daniel J. Thoren
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,853,374	2,251,043	1,074,557
PEO Actually Paid Compensation Amount	$ 2,695,627	$ 4,758,685	$ 1,849,004
PEO Name	Daniel J. Thoren	Daniel J. Thoren	Daniel J. Thoren
PEO | Daniel J. Thoren | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Daniel J. Thoren | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel J. Thoren | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel J. Thoren | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,024)
PEO | Daniel J. Thoren | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,437,657
PEO | Daniel J. Thoren | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	142,338
PEO | Daniel J. Thoren | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel J. Thoren | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,282
PEO | Daniel J. Thoren | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel J. Thoren | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Daniel J. Thoren | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,999)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	365,322
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,445
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,274
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0